Other Operating (Income) Expense	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Other Operating (Income) Expense
11.	Other Operating (Income) Expense

Other operating (income) expense is summarized as follows:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Sundry shipping income	$(411)	$(329)	$(327)
Other sundry income	—	(13)	(9)

	$(411)	$(342)	$(336)